Other intangible assets (Tables)	12 Months Ended
Mar. 31, 2021
Disclosure of detailed information about intangible assets [abstract]
Disclosure of detailed information about intangible assets explanatory [text block]
The following is a summary of changes in the carrying value of intangible assets:

	Product related intangibles		Others		Total
Gross carrying value
Balance as of April 1, 2019	Rs.	81,971	Rs.	3,600	Rs.	85,571
Additions		1,641		165		1,806
Disposals/De-recognitions		(814)		(1)		(815)
Effect of changes in foreign exchange rates		4,532		2		4,534
Balance as of March 31, 2020	Rs.	87,330	Rs.	3,766	Rs.	91,096

Balance as of April 1, 2020	Rs.	87,330	Rs.	3,766	Rs.	91,096
Additions (1)		6,107		304		6,411
Assets acquired through business combinations (2)		14,888		-		14,888
Disposals/De-recognitions		(192)		-		(192)
Effect of changes in foreign exchange rates		(900)		-		(900)
Balance as of March 31, 2021	Rs.	107,233	Rs.	4,070	Rs.	111,303

Amortization/impairment loss
Balance as of April 1, 2019	Rs.	39,577	Rs.	1,627	Rs.	41,204
Amortization for the year		3,554		278		3,832
Impairment loss		16,757		-		16,757
Disposals/De-recognitions		(749)		(1)		(750)
Effect of changes in foreign exchange rates		2,392		2		2,394
Balance as of March 31, 2020	Rs.	61,531	Rs.	1,906	Rs.	63,437

Balance as of April 1, 2020	Rs.	61,531	Rs.	1,906	Rs.	63,437
Amortization for the year		3,972		297		4,269
Impairment loss		8,542		-		8,542
Disposals/De-recognitions		(192)		-		(192)
Effect of changes in foreign exchange rates		(401)		-		(401)
Balance as of March 31, 2021	Rs.	73,452	Rs.	2,203	Rs.	75,655

Net carrying value
As of April 1, 2019	Rs.	42,394	Rs.	1,973	Rs.	44,367
As of March 31, 2020	Rs.	25,799	Rs.	1,860	Rs.	27,659
As of March 31, 2021	Rs.	33,781	Rs.	1,867	Rs.	35,648

(1)	The Company entered into a definitive agreement with Glenmark Pharmaceuticals Limited to acquire marketing authorizations and other rights of select brands in four “Emerging Markets” countries. The acquired brands represent two products, (a) a mometasone mono product and (b) a combination of mometasone with azelastine, and are indicated for the treatment of seasonal and perennial allergic rhinitis. The total consideration paid was Rs.1,516. Following the principles of IAS 38, the Company recognized the acquired brands at their acquisition cost. The acquisition pertains to the Company’s Global Generics segment.
(2)	Refer to Note 6 of these consolidated financial statements for further details.

Disclosure Of Detailed Information About Intangible Assets Under Development [Text Block]
Tabulated below is the reconciliation of amounts relating to in-process research and development assets as at the beginning and at the end of the year:

	As of March 31,
	2021		2020
Opening balance	Rs.	10,987	Rs.	24,610
Add : Additions during the year (1)		3,557		950
Less : Capitalizations during the year (2)		-		(2,530)
Less : Impairments during the year		(8,099)		(13,379)
Effect of changes in exchange rates		(332)		1,336
Closing balance	Rs.	6,113	Rs.	10,987

(1)
During the year ended March 31, 2021, the additions include
Rs.3,291 representing the
expenditure
for purchase of intellectual property rights relating to Xeglyze® forming part of the Company’s Proprietary Products segment.

During the year ended March 31, 2020, the Company acquired a portfolio of approved, non-marketed Abbreviated New Drug Applications (“ANDAs”) in the United States from Teva for a total consideration of Rs.277.

The Company recognized these ANDAs acquired as product related intangibles.

(2)	During the year ended March 31, 2020, the product ramelt
e
on was available for use and are subject to amortization. Accordingly, the Company reclassified the amount from IPR&D to product related intangibles.

Description of significant separately acquired Intangible Assets [text block]
Details of significant separately acquired intangible assets as of March 31, 2021 are as follows:

Particulars of the asset	Acquired from	Carrying cost
Select portfolio of branded generics business	Wockhardt Limited	Rs.	14,241
Select portfolio of dermatology, respiratory and pediatric assets	UCB India Private Limited and affiliates		4,568
Intellectual property rights relating to PPC-06 (tepilamide fumarate)	Xenoport, Inc.		4,036
Various ANDAs	Teva and an affiliate of Allergan		4,000
Commercialization rights for an anti-cancer biologic agent	Eisai Company Limited		1,840
Select Anti-Allergy brands	Glenmark Pharmaceuticals Limited		1,487
Habitrol® brand	Novartis Consumer Health Inc.		1,181